Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Changes in Carrying Value of Property, Plant and Equipment
(€‘000)	Equipment	Furniture	Leasehold	Total
Cost:
At January 1st, 2016	2,375	150	915	3,440
Additions	610	315	2,066	2,990
Acquisition of BMS SA	1,065			1,065
Disposals	(51)		(34)	(85)

At December 31, 2016	3,999	465	2,947	7,410
Additions	823		129	952
Disposals	(281)	(9)	(9)	(299)

Currency translation adjustments	(3)	(11)	(8)	(23)
At December 31, 2017	4,537	445	3,059	8,041

Accumulated depreciation:
At January 1st 2016	(1,589)	(150)	(565)	(2,304)
Depreciation charge	(380)	(33)	(347)	(760)
Acquisition of BMS SA	(790)	—	—	(790)

Disposals	7	—	—	7

At December 31, 2016	(2,752)	(184)	(912)	(3,847)
Depreciation charge	(424)	(56)	(486)	(966)
Disposals	50	9	2	61

Currency translation adjustments	1	1		2
At December 31, 2017	(3,126)	(229)	(1,395)	(4,750)

Net book value
Cost	3,999	465	2,947	7,410
Accumulated depreciation	(2,752)	(184)	(912)	(3,847)

At December 31, 2016	1,246	281	2,035	3,563

Cost	4,537	445	3,059	8,041
Accumulated depreciation	(3,126)	(229)	(1,395)	(4,750)

At December 31, 2017	1,412	215	1,664	3,290